Schedule of Expense of Development Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Opening total software technology and content development costs	$ 10,559,601	$ 8,880,753
Software technology and content development during the year	2,496,877	1,678,848	$ 1,149,902
Closing total software technology and content development costs	$ 13,056,478	$ 10,559,601	$ 8,880,753